Related party transactions (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Keyperson Management Compensation [Abstract]
Fixed compensation		R$ 83,633	R$ 90,169	R$ 69,779
Variable compensation		139,822	120,443	108,087
Other		11,919	14,579	15,246
Total Short-term benefits		235,374	225,191	193,112
Share-based payment		3,187	49,488	11,777
Total Long-term benefits		3,187	49,488	11,777
Total	[1]	R$ 238,561	R$ 274,679	R$ 204,889

[1]	Refers to the amount paid by Banco Santander to its executives officers for the positions which they hold in the Bank and other companies of the conglomerate.